PROPERTY, PLANT & EQUIPMENT - Estimated Useful Lives of Property Plant and Equipment (FY) (Details)	12 Months Ended
Dec. 31, 2017
Land improvements | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives in years	10 years
Land improvements | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives in years	20 years
Building and improvements | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives in years	20 years
Building and improvements | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives in years	40 years
Machinery and equipment | Minimum
Property Plant And Equipment [Line Items]
Estimated useful lives in years	3 years
Machinery and equipment | Maximum
Property Plant And Equipment [Line Items]
Estimated useful lives in years	15 years